Schedule of Investments (unaudited)
June 30, 2025
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.(a)	516	$ 427,217
Boeing Co. (The)(a)	5,311	1,112,814
General Electric Co.	37,669	9,695,624
HEICO Corp.	1,558	511,024
Howmet Aerospace, Inc.	13,585	2,528,576
TransDigm Group, Inc.	391	594,570
		14,869,825
Automobile Components — 0.3%
Aptiv PLC(a)	22,692	1,548,048
Automobiles — 3.3%
Tesla, Inc.(a)	55,606	17,663,802
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.(a)	915	298,372
Gilead Sciences, Inc.	17,610	1,952,421
Incyte Corp.(a)	2,320	157,992
Neurocrine Biosciences, Inc.(a)	4,197	527,521
United Therapeutics Corp.(a)	1,803	518,092
Vertex Pharmaceuticals, Inc.(a)	5,449	2,425,895
		5,880,293
Broadline Retail — 3.0%
Amazon.com, Inc.(a)	33,739	7,401,999
MercadoLibre, Inc.(a)	3,217	8,408,048
		15,810,047
Building Products — 0.3%
Lennox International, Inc.	3,158	1,810,292
Capital Markets — 2.8%
Ameriprise Financial, Inc.	4,059	2,166,410
Ares Management Corp., Class A	2,873	497,604
Charles Schwab Corp. (The)	73,022	6,662,527
Goldman Sachs Group, Inc. (The)	4,392	3,108,438
KKR & Co., Inc., Class A	8,786	1,168,802
LPL Financial Holdings, Inc.	3,385	1,269,273
		14,873,054
Communications Equipment — 2.3%
Arista Networks, Inc.(a)	120,322	12,310,144
Construction & Engineering — 0.5%
EMCOR Group, Inc.	4,505	2,409,679
Electrical Equipment — 0.8%
GE Vernova, Inc.	3,863	2,044,106
Vertiv Holdings Co., Class A	15,329	1,968,397
		4,012,503
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	45,344	4,477,720
Jabil, Inc.	4,020	876,762
		5,354,482
Entertainment — 1.9%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	3,472	362,824
Live Nation Entertainment, Inc.(a)	2,648	400,590
Netflix, Inc.(a)	7,008	9,384,623
		10,148,037
Financial Services — 6.7%
Apollo Global Management, Inc.	5,641	800,289
Block, Inc., Class A(a)	7,905	536,987
Corpay, Inc.(a)	2,827	938,055
Security	Shares	Value
Financial Services (continued)
Fiserv, Inc.(a)	7,894	$ 1,361,004
Mastercard, Inc., Class A	17,257	9,697,399
Toast, Inc., Class A(a)	9,902	438,560
Visa, Inc., Class A	60,870	21,611,893
		35,384,187
Ground Transportation — 1.4%
Uber Technologies, Inc.(a)	79,764	7,441,981
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc.(a)	16,610	1,449,887
IDEXX Laboratories, Inc.(a)	5,733	3,074,837
Insulet Corp.(a)	568	178,454
		4,703,178
Health Care Providers & Services — 0.9%
Cencora, Inc.	7,801	2,339,130
DaVita, Inc.(a)	1,872	266,666
McKesson Corp.	1,769	1,296,288
Molina Healthcare, Inc.(a)	2,315	689,638
Universal Health Services, Inc., Class B	2,457	445,086
		5,036,808
Health Care REITs — 0.1%
Welltower, Inc.	4,580	704,083
Hotels, Restaurants & Leisure — 5.8%
Airbnb, Inc., Class A(a)	30,777	4,073,028
Booking Holdings, Inc.	226	1,308,368
Carnival Corp.(a)	14,828	416,963
Chipotle Mexican Grill, Inc.(a)	67,020	3,763,173
DoorDash, Inc., Class A(a)	17,724	4,369,143
DraftKings, Inc., Class A(a)	22,241	953,917
Expedia Group, Inc.	12,191	2,056,378
Flutter Entertainment PLC(a)(b)	12,485	3,567,714
Hilton Worldwide Holdings, Inc.	1,700	452,778
Hyatt Hotels Corp., Class A	4,154	580,106
Las Vegas Sands Corp.	24,961	1,086,053
Marriott International, Inc., Class A	1,646	449,704
Royal Caribbean Cruises Ltd.	25,290	7,919,311
		30,996,636
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,409	466,888
Insurance — 1.8%
American International Group, Inc.	8,250	706,117
Arch Capital Group Ltd.	15,915	1,449,061
Everest Group Ltd.	595	202,211
Markel Group, Inc.(a)	179	357,527
Progressive Corp. (The)	24,843	6,629,603
		9,344,519
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	82,781	14,588,496
Alphabet, Inc., Class C, NVS	70,218	12,455,971
Meta Platforms, Inc., Class A	17,934	13,236,906
Pinterest, Inc., Class A(a)	19,433	696,867
Reddit, Inc., Class A(a)(b)	1,126	169,542
Snap, Inc., Class A, NVS(a)(b)	17,717	153,961
		41,301,743
IT Services — 0.4%
GoDaddy, Inc., Class A(a)	5,288	952,158
Okta, Inc., Class A(a)	6,199	619,714
Twilio, Inc., Class A(a)	5,448	677,513
		2,249,385

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.1%
Trade Desk, Inc. (The), Class A(a)	7,406	$ 533,158
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	10,157	440,306
Oil, Gas & Consumable Fuels — 2.1%
Coterra Energy, Inc.	53,980	1,370,012
Diamondback Energy, Inc.	13,508	1,855,999
EQT Corp.	24,061	1,403,238
Expand Energy Corp.	20,717	2,422,646
Hess Corp.	10,379	1,437,907
Phillips 66	8,633	1,029,917
Targa Resources Corp.	1,542	268,431
Texas Pacific Land Corp.	957	1,010,965
Valero Energy Corp.	4,438	596,556
		11,395,671
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	11,540	567,537
United Airlines Holdings, Inc.(a)	3,467	276,077
		843,614
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	28,740	1,330,375
Eli Lilly & Co.	28,465	22,189,321
Merck & Co., Inc.	106,651	8,442,493
		31,962,189
Professional Services — 0.4%
Jacobs Solutions, Inc.	8,653	1,137,437
Paycom Software, Inc.	5,144	1,190,321
		2,327,758
Real Estate Management & Development — 0.3%
CoStar Group, Inc.(a)	20,845	1,675,938
Semiconductors & Semiconductor Equipment — 20.7%
Advanced Micro Devices, Inc.(a)	60,776	8,624,114
Applied Materials, Inc.	91,185	16,693,238
Broadcom, Inc.	41,772	11,514,452
First Solar, Inc.(a)	3,818	632,032
KLA Corp.	24,854	22,262,722
Lam Research Corp.	144,115	14,028,154
Marvell Technology, Inc.	32,400	2,507,760
Monolithic Power Systems, Inc.	5,381	3,935,556
NVIDIA Corp.	187,412	29,609,222
		109,807,250
Software — 17.2%
Adobe, Inc.(a)	47,840	18,508,339
AppLovin Corp., Class A(a)	4,346	1,521,448
Atlassian Corp., Class A(a)	3,060	621,455
Autodesk, Inc.(a)	3,997	1,237,351
Cadence Design Systems, Inc.(a)	5,128	1,580,193
Crowdstrike Holdings, Inc., Class A(a)	4,630	2,358,105
Datadog, Inc., Class A(a)	5,383	723,098
Docusign, Inc.(a)	7,575	590,017
Dynatrace, Inc.(a)	11,207	618,739
Fair Isaac Corp.(a)	464	848,174
Security	Shares	Value
Software (continued)
Fortinet, Inc.(a)	85,600	$ 9,049,632
HubSpot, Inc.(a)	922	513,213
Microsoft Corp.	54,961	27,338,151
Nutanix, Inc., Class A(a)	4,745	362,708
Palantir Technologies, Inc., Class A(a)	40,077	5,463,297
Palo Alto Networks, Inc.(a)(b)	12,378	2,533,034
Salesforce, Inc.	35,948	9,802,660
Samsara, Inc., Class A(a)(b)	5,322	211,709
ServiceNow, Inc.(a)	3,872	3,980,726
Synopsys, Inc.(a)	2,884	1,478,569
Workday, Inc., Class A(a)	8,059	1,934,160
		91,274,778
Specialized REITs — 0.1%
SBA Communications Corp., Class A	1,532	359,775
Specialty Retail — 0.5%
Burlington Stores, Inc.(a)	2,232	519,252
Carvana Co., Class A(a)	857	288,775
Ulta Beauty, Inc.(a)	4,472	2,092,091
		2,900,118
Technology Hardware, Storage & Peripherals — 5.2%
Apple Inc.	121,749	24,979,242
Dell Technologies, Inc., Class C	12,085	1,481,621
Super Micro Computer, Inc.(a)(b)	18,869	924,770
		27,385,633
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	15,004	1,546,463
Lululemon Athletica, Inc.(a)	10,859	2,579,881
		4,126,344
Total Long-Term Investments — 99.7% (Cost: $483,052,033)		529,352,146
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	5,264,024	5,266,129
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,501,806	1,501,806
Total Short-Term Securities — 1.3% (Cost: $6,767,917)		6,767,935
Total Investments — 101.0% (Cost: $489,819,950)		536,120,081
Liabilities in Excess of Other Assets — (1.0)%		(5,049,418)
Net Assets — 100.0%		$ 531,070,663

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® MSCI USA Quality GARP ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,182,991	$ 3,083,485 (a)	$ —	$ (365)	$ 18	$ 5,266,129	5,264,024	$ 1,318 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	255,937	1,245,869 (a)	—	—	—	1,501,806	1,501,806	7,384	—
				$ (365)	$ 18	$ 6,767,935		$ 8,702	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 Micro E-Mini Index	27	09/19/25	$ 1,236	$ 55,337
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® MSCI USA Quality GARP ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 529,352,146	$ —	$ —	$ 529,352,146
Short-Term Securities
Money Market Funds	6,767,935	—	—	6,767,935
	$ 536,120,081	$ —	$ —	$ 536,120,081
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 55,337	$ —	$ —	$ 55,337

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust